Supplemental Condensed Consolidating Financial Information - Condensed Consolidating Statement of Cash Flow (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net cash provided by operating activities		$ 278	$ 648	$ 1,125	$ 1,060	$ 190
Investing activities:
Purchases of investments		(974)	(993)	(1,923)	(953)	(770)
Proceeds from sales and maturities of investments		812	541	1,126	633	400
Purchases of equipment		(102)	(66)	(132)	(115)	(98)
Change in restricted investments		5	(14)	(6)	(34)	(19)
Net cash paid in business combinations		(8)	(8)	(450)	(44)	(62)
Capital contributions to subsidiaries		0	0	0	0	0
Dividends received from subsidiaries		0	0	0		0
Change in amounts due to/from affiliates		0	0	0	0	0
Other, net		(6)	(17)	(35)	(23)	6
Net cash used in investing activities		(273)	(557)	(1,420)	(536)	(543)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				689	123	538
Proceeds from common stock offering, net of issuance costs	$ 373	0	373	373	0	0
Proceeds from employee stock plans		10	8	18	14	9
Principal payments on convertible senior notes				0	(10)	0
Proceeds from sale-leaseback transactions				0	0	159
Purchase of call option				0	0	(149)
Proceeds from issuance of warrants				0	0	75
Contingent consideration liabilities settled				0	(50)	0
Treasury stock purchases				0	0	(53)
Principal payments on term loan				0	0	(48)
Repayment of amount borrowed under credit facility				0	0	(40)
Other, net		1	3	5	2	2
Net cash provided by financing activities		11	384	1,085	79	493
Net increase in cash and cash equivalents		16	475	790	603	140
Cash and cash equivalents at beginning of period		2,329	1,539	1,539	936	796
Cash and cash equivalents at end of period	2,014	2,345	2,014	2,329	1,539	936
Eliminations
Operating activities:
Net cash provided by operating activities		0	0	0	0	0
Investing activities:
Purchases of investments		0	0	0	0	0
Proceeds from sales and maturities of investments		0	0	0	0	0
Purchases of equipment		0	0	0	0	0
Change in restricted investments		0	0	0	0	0
Net cash paid in business combinations		0	0	0	0	0
Capital contributions to subsidiaries		0	0	0	0	0
Dividends received from subsidiaries		0	0	0
Change in amounts due to/from affiliates		0	0	0	0	0
Other, net		0	0	0	0	0
Net cash used in investing activities		0	0	0	0	0
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				0	0	0
Proceeds from common stock offering, net of issuance costs			0	0
Proceeds from employee stock plans		0	0	0	0	0
Principal payments on convertible senior notes					0
Proceeds from sale-leaseback transactions						0
Purchase of call option						0
Proceeds from issuance of warrants						0
Contingent consideration liabilities settled					0
Treasury stock purchases						0
Principal payments on term loan						0
Repayment of amount borrowed under credit facility						0
Other, net		0	0	0	0	0
Net cash provided by financing activities		0	0	0	0	0
Net increase in cash and cash equivalents		0	0	0	0	0
Cash and cash equivalents at beginning of period		0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0	0
Parent Guarantor
Operating activities:
Net cash provided by operating activities				113	74	63
Investing activities:
Purchases of investments				(244)
Proceeds from sales and maturities of investments				118
Purchases of equipment				(91)
Dividends received from subsidiaries				142	0	24
Net cash used in investing activities				(913)	(228)	(496)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				689	123	538
Proceeds from common stock offering, net of issuance costs				373	0	0
Proceeds from employee stock plans				18	14	9
Principal payments on convertible senior notes				0	(10)	0
Proceeds from sale-leaseback transactions				0	0	159
Purchase of call option				0	0	(149)
Proceeds from issuance of warrants				0	0	75
Treasury stock purchases				0	0	(53)
Principal payments on term loan				0	0	(47)
Repayment of amount borrowed under credit facility				0	0	(40)
Other, net				5	2	2
Net cash provided by financing activities				1,085	129	494
Net increase in cash and cash equivalents				285	(25)	61
Cash and cash equivalents at beginning of period		360	75	75	100	39
Cash and cash equivalents at end of period				360	75	100
Parent Guarantor | Reportable Legal Entities
Operating activities:
Net cash provided by operating activities		(21)	48	113	74	63
Investing activities:
Purchases of investments		(67)	(10)	(244)	(129)	(363)
Proceeds from sales and maturities of investments		67	65	118	263	98
Purchases of equipment		(73)	(46)	(91)	(94)	(77)
Change in restricted investments		0	0	0	0	0
Net cash paid in business combinations		0	0	0	0	0
Capital contributions to subsidiaries		(106)	(77)	(770)	(292)	(166)
Dividends received from subsidiaries		50	42	142		24
Change in amounts due to/from affiliates		(13)	(15)	(68)	16	(6)
Other, net		5	(1)	0	8	(6)
Net cash used in investing activities		(137)	(42)	(913)	(228)	(496)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				689	123	538
Proceeds from common stock offering, net of issuance costs			373	373
Proceeds from employee stock plans		10	8	18	14	9
Principal payments on convertible senior notes					(10)
Proceeds from sale-leaseback transactions						159
Purchase of call option						(149)
Proceeds from issuance of warrants						75
Contingent consideration liabilities settled					0
Treasury stock purchases						(53)
Principal payments on term loan						(47)
Repayment of amount borrowed under credit facility						(40)
Other, net		2	3	5	2	2
Net cash provided by financing activities		12	384	1,085	129	494
Net increase in cash and cash equivalents		(146)	390	285	(25)	61
Cash and cash equivalents at beginning of period		360	75	75	100	39
Cash and cash equivalents at end of period	465	214	465	360	75	100
Other Guarantors
Financing activities:
Cash and cash equivalents at beginning of period		42
Cash and cash equivalents at end of period				42
Other Guarantors | Reportable Legal Entities
Operating activities:
Net cash provided by operating activities		16	51	58	29	(29)
Investing activities:
Purchases of investments		0	0	0	0	0
Proceeds from sales and maturities of investments		0	0	0	0	0
Purchases of equipment		(22)	(9)	(23)	(12)	(8)
Change in restricted investments		0	0	5	5	(10)
Net cash paid in business combinations		(7)	0	(214)	0	0
Capital contributions to subsidiaries		8	4	238	14	10
Dividends received from subsidiaries		0	(17)	(17)		0
Change in amounts due to/from affiliates		5	3	15	(1)	(4)
Other, net		(12)	(16)	(35)	(29)	13
Net cash used in investing activities		(28)	(35)	(31)	(23)	1
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				0	0	0
Proceeds from common stock offering, net of issuance costs			0	0
Proceeds from employee stock plans		0	0	0	0	0
Principal payments on convertible senior notes					0
Proceeds from sale-leaseback transactions						0
Purchase of call option						0
Proceeds from issuance of warrants						0
Contingent consideration liabilities settled					0
Treasury stock purchases						0
Principal payments on term loan						0
Repayment of amount borrowed under credit facility						0
Other, net		(1)	0	0	0	0
Net cash provided by financing activities		(1)	0	0	0	0
Net increase in cash and cash equivalents		(13)	16	27	6	(28)
Cash and cash equivalents at beginning of period		42	15	15	9	37
Cash and cash equivalents at end of period	31	29	31	42	15	9
Non-Guarantors
Financing activities:
Cash and cash equivalents at beginning of period		1,927
Cash and cash equivalents at end of period				1,927
Non-Guarantors | Reportable Legal Entities
Operating activities:
Net cash provided by operating activities		283	549	954	957	156
Investing activities:
Purchases of investments		(907)	(983)	(1,679)	(824)	(407)
Proceeds from sales and maturities of investments		745	476	1,008	370	302
Purchases of equipment		(7)	(11)	(18)	(9)	(13)
Change in restricted investments		5	(14)	(11)	(39)	(9)
Net cash paid in business combinations		(1)	(8)	(236)	(44)	(62)
Capital contributions to subsidiaries		98	73	532	278	156
Dividends received from subsidiaries		(50)	(25)	(125)		(24)
Change in amounts due to/from affiliates		8	12	53	(15)	10
Other, net		1	0	0	(2)	(1)
Net cash used in investing activities		(108)	(480)	(476)	(285)	(48)
Financing activities:
Proceeds from senior notes offerings, net of issuance costs				0	0	0
Proceeds from common stock offering, net of issuance costs			0	0
Proceeds from employee stock plans		0	0	0	0	0
Principal payments on convertible senior notes					0
Proceeds from sale-leaseback transactions						0
Purchase of call option						0
Proceeds from issuance of warrants						0
Contingent consideration liabilities settled					(50)
Treasury stock purchases						0
Principal payments on term loan						(1)
Repayment of amount borrowed under credit facility						0
Other, net		0	0	0	0	0
Net cash provided by financing activities		0	0	0	(50)	(1)
Net increase in cash and cash equivalents		175	69	478	622	107
Cash and cash equivalents at beginning of period		1,927	1,449	1,449	827	720
Cash and cash equivalents at end of period	$ 1,518	$ 2,102	$ 1,518	$ 1,927	$ 1,449	$ 827